Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 3,501,384	$ 3,712,270
Amount recognized in statements profit or loss [Abstract]
Ending balance	3,266,830	3,501,384
Recurring [Member] | Level 2 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,250,989	1,316,264
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus	0	0
Amount recognized in statements profit or loss [Abstract]
Loss on the accord and satisfaction	0	(61,973)
Total gains (losses) recognized in other comprehensive income and in statements of operations	0	(61,973)
Additions and disposals, net	(2,782)	(3,302)
Transfer from available-for-sale assets	272,500	0
Ending balance	1,520,707	1,250,989
Effects from unrealized gains from fair value measurements	$ 0	$ 0